Nuveen Select Tax-Free Income Portfolio
Portfolio of Investments June 30, 2023
(Unaudited)
NXP
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.6%
X 665,435,009 MUNICIPAL BONDS - 98 .5%
X 665,435,009
Arizona - 3.1%
$ 255 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017F, 3.000%,
7/01/26
No Opt. Call AA-   $ 249,421
1,950 Glendale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Subordinate Series 2012C, 4.000%, 7/01/38
7/23 at 100.00 AA+   1,903,492
1,000 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/51, 144A
7/31 at 100.00 BB+   754,530
1,465 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B, 5.000%, 7/01/54, 144A
7/29 at 100.00 BB+   1,317,079
2,000 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Refunding Series 2016A, 5.000%, 1/01/38
1/27 at 100.00 AA-   2,076,640
1,950 McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona
State University Hassayampa Academic Village Project, Refunding
Series 2016, 5.000%, 7/01/37
7/26 at 100.00 AA-   2,027,005
1,250 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Junior Lien Series 2015A, 5.000%, 7/01/34
7/25 at 100.00 A+   1,291,225
3,185 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Junior Lien Series 2019A, 5.000%, 7/01/44
7/29 at 100.00 A+   3,390,273
5,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Junior Lien Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 Aa3   5,175,950
500 Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility
Charge Revenue Bonds, Series 2019A, 5.000%, 7/01/39
7/29 at 100.00 A   531,415
2,410 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007,
5.000%, 12/01/37
No Opt. Call A3   2,522,451
Total Arizona 21,239,481
Arkansas - 0.4%
6,555 Arkansas Development Finance Authority, Tobacco Settlement Revenue
Bonds, Arkansas Cancer Research Center Project, Series 2006,
0.000%, 7/01/46 - AMBAC Insured
No Opt. Call Aa2   2,194,942
500 Pulaski County, Arkansas, Hospital Revenue Bonds, Arkansas Children's
Hospital, Series 2023, 5.000%, 3/01/43
3/33 at 100.00 AA-   537,195
Total Arkansas 2,732,137
California - 18.0%
11,000 Alhambra Unified School District, Los Angeles County, California,
General Obligation Bonds, Capital Appreciation Series 2009B,
0.000%, 8/01/41 - AGC Insured
No Opt. Call AA   5,177,150
4,245 Anaheim City School District, Orange County, California, General
Obligation Bonds, Election 2002 Series 2007, 0.000%, 8/01/31 - AGM
Insured
No Opt. Call AA   3,222,082
Anaheim Public Financing Authority, California, Lease Revenue Bonds,
Public Improvement Project, Series 1997C:
2,840 0.000%, 9/01/30 - AGM Insured No Opt. Call AA   2,213,524
5,760 0.000%, 9/01/35 - AGM Insured No Opt. Call AA   3,603,053

Nuveen Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

NXP
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 6,740 0.000%, 9/01/35 - AGM Insured, (ETM) No Opt. Call AA  (4) $ 4,500,231
120 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+   111,044
1,630 California State Public Works Board, Lease Revenue Bonds, Various
Capital Projects, Series 2013I, 5.000%, 11/01/38
11/23 at 100.00 Aa3   1,637,759
5,490 California State, General Obligation Bonds, Refunding Various Purpose
Series 2022, 4.000%, 4/01/42
4/32 at 100.00 Aa2   5,587,393
2,645 Cypress Elementary School District, Orange County, California, General
Obligation Bonds, Series 2009A, 0.000%, 5/01/34 - AGM Insured
No Opt. Call AA   1,815,025
2,440 Eureka Unified School District, Humboldt County, California, General
Obligation Bonds, Series 2002, 0.000%, 8/01/27 - AGM Insured
No Opt. Call AA   2,132,170
Folsom Cordova Unified School District, Sacramento County, California,
General Obligation Bonds, School Facilities Improvement District 4,
Series 2007A:
3,290 0.000%, 10/01/24 - NPFG Insured No Opt. Call Aa2   3,153,695
2,275 0.000%, 10/01/28 - NPFG Insured No Opt. Call Aa2   1,913,389
1,000 Fresno, California, Airport Revenue Bonds, Series 2023A, 5.000%,
7/01/53 - BAM Insured, (AMT)
7/33 at 100.00 AA   1,046,420
6,080 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A,
0.000%, 6/01/28 - AMBAC Insured, (ETM)
No Opt. Call Aa3  (4) 5,313,069
6,060 Grossmont Union High School District, San Diego County, California,
General Obligation Bonds, Series 2006, 0.000%, 8/01/25 - NPFG
Insured
No Opt. Call Aa2   5,647,132
1,495 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2007, 0.000%, 8/01/33 -
FGIC Insured
No Opt. Call Aa2   1,076,385
4,055 Kern Community College District, California, General Obligation Bonds,
Series 2003A, 0.000%, 3/01/28 - FGIC Insured
No Opt. Call Aa2   3,491,923
1,000 Moreno Valley Unified School District, Riverside County, California,
General Obligation Bonds, Refunding Series 2007, 0.000%, 8/01/23 -
NPFG Insured
No Opt. Call A+   997,480
3,480 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
0.000%, 8/01/43 (5)
8/35 at 100.00 Aa1   3,189,524
450 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009C, 6.500%, 11/01/39
No Opt. Call A   541,201
11,985 Norwalk La Mirada Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2002, Series 2007C,
0.000%, 8/01/32 - AGM Insured
No Opt. Call AA   8,757,440
1,250 Ontario International Airport Authority, California, Revenue Bonds,
Series 2021A, 5.000%, 5/15/46 - AGM Insured
5/31 at 100.00 AA   1,359,100
1,195 Palmdale School District, Los Angeles County, California, General
Obligation Bonds, Series 2003, 0.000%, 8/01/28 - AGM Insured
No Opt. Call AA   1,023,996
Palomar Pomerado Health, California, General Obligation Bonds,
Capital Appreciation, Election of 2004, Series 2007A:
4,620 0.000%, 8/01/24 - NPFG Insured No Opt. Call A1   4,445,456
3,000 0.000%, 8/01/25 - NPFG Insured No Opt. Call A1   2,784,840
8,790 Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los
Medanos Community Development Project, Series 1999, 0.000%,
8/01/29 - AMBAC Insured
No Opt. Call AA   6,983,919

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 12,240 Placentia-Yorba Linda Unified School District, Orange County,
California, Certificates of Participation, Series 2006, 0.000%, 10/01/34
- FGIC Insured, (ETM)
No Opt. Call A1  (4) $ 8,600,191
1,500 Placer Union High School District, Placer County, California, General
Obligation Bonds, Series 2004C, 0.000%, 8/01/32 - AGM Insured
No Opt. Call AA   1,083,435
Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1,
Election 2008 Series 2009A:
8,000 0.000%, 8/01/32 No Opt. Call Aa2   5,891,520
8,000 0.000%, 8/01/33 No Opt. Call Aa2   5,657,440
3,940 Rancho Mirage Redevelopment Agency, California, Tax Allocation
Bonds, Combined Whitewater and 1984 Project Areas, Series 2003A,
0.000%, 4/01/35 - NPFG Insured
No Opt. Call A+   2,456,945
2,755 Sacramento City Unified School District, Sacramento County, California,
General Obligation Bonds, Series 2007, 0.000%, 7/01/25 - AGM
Insured
No Opt. Call A1   2,564,354
3,510 San Diego Association of Governments, California, South Bay
Expressway Toll Revenue Bonds, First Senior Lien Series 2017A,
5.000%, 7/01/42
7/27 at 100.00 A   3,670,161
San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2019B:
1,210 5.000%, 7/01/38, (AMT) 7/29 at 100.00 A+   1,266,241
1,305 5.000%, 7/01/39, (AMT) 7/29 at 100.00 A+   1,361,428
2,110 Sierra Sands Unified School District, Kern County, California, General
Obligation Bonds, Election of 2006, Series 2006A, 0.000%, 11/01/28
- FGIC Insured
No Opt. Call AA   1,755,731
6,025 Simi Valley Unified School District, Ventura County, California, General
Obligation Bonds, Election of 2004 Series 2007C, 0.000%, 8/01/30
No Opt. Call AA   4,731,372
1,150 Woodside Elementary School District, San Mateo County, California,
General Obligation Bonds, Election of 2005, Series 2007, 0.000%,
10/01/30 - AMBAC Insured
No Opt. Call AAA   904,832
Total California 121,668,050
Colorado - 8.8%
4,150 Arkansas River Power Authority, Colorado, Power Supply System
Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/43
10/28 at 100.00 BBB   4,153,403
150 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 A-   140,303
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2:
1,600 5.000%, 8/01/44 8/29 at 100.00 A-   1,652,592
540 4.000%, 8/01/49 8/29 at 100.00 A-   494,402
5,000 Colorado School of Mines Board of Trustees, Golden, Colorado,
Institutional Enterprise Revenue Bonds, Series 2017B, 5.000%,
12/01/47
12/27 at 100.00 A+   5,258,900
Colorado State, Certificates of Participation, Rural Series 2020A:
3,135 4.000%, 12/15/37 12/30 at 100.00 Aa2   3,202,591
445 4.000%, 12/15/38 12/30 at 100.00 Aa2   453,584
1,500 Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022A, 5.000%, 11/15/47, (AMT)
11/32 at 100.00 AA-   1,582,020
2,275 Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022D, 5.750%, 11/15/45, (AMT)
11/32 at 100.00 AA-   2,560,148
5,805 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013B, 5.000%, 11/15/43
11/23 at 100.00 A+   5,817,539

Nuveen Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

NXP
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 4,400 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018B, 5.000%, 12/01/43
12/28 at 100.00 A+   $ 4,640,196
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Series 2000B:
5,140 0.000%, 9/01/24 - NPFG Insured No Opt. Call A   4,941,699
8,350 0.000%, 9/01/29 - NPFG Insured No Opt. Call A+   6,764,836
1,295 0.000%, 9/01/32 - NPFG Insured No Opt. Call A+   929,745
4,475 0.000%, 9/01/33 - NPFG Insured No Opt. Call A+   3,076,607
12,500 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Series 2006A, 0.000%, 9/01/38 - NPFG Insured
9/26 at 54.77 A   5,983,375
715 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Series 2020A, 5.000%, 9/01/36
9/30 at 100.00 A+   794,837
Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Refunding Series 2015A:
1,000 5.000%, 12/01/33 12/25 at 100.00 A   1,025,850
620 5.000%, 12/01/35 12/25 at 100.00 A   630,745
5,000 Windy Gap Firming Project Water Activity Enterprise, Colorado, Senior
Revenue Bonds, Series 2021, 5.000%, 7/15/51
7/31 at 100.00 AA   5,389,800
Total Colorado 59,493,172
Connecticut - 4.5%
2,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Avon Old Farms School, Series 2021D-1, 2.625%, 7/01/51
7/31 at 100.00 A3   1,343,920
Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity College, Series 2021S:
2,000 4.000%, 6/01/46 12/31 at 100.00 A+   1,834,600
1,175 4.000%, 6/01/51 12/31 at 100.00 A+   1,050,673
5,100 Connecticut State, General Obligation Bonds, Green Series 2014G,
5.000%, 11/15/31
11/24 at 100.00 AA-   5,211,588
3,500 Connecticut State, General Obligation Bonds, Series 2018C, 5.000%,
6/15/26
No Opt. Call AA-   3,700,165
Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2013A:
3,475 5.000%, 10/01/30 10/23 at 100.00 AA   3,487,510
2,490 5.000%, 10/01/33 10/23 at 100.00 AA   2,497,993
1,625 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2014A, 5.000%, 9/01/34
9/24 at 100.00 AA   1,651,829
5,390 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2021A, 4.000%, 5/01/40
5/31 at 100.00 AA   5,449,344
3,000 Hartford County Metropolitan District, Connecticut, Clean Water Project
Revenue Bonds, Refunding Green Bond Series 2014A, 5.000%,
11/01/42, (Pre-refunded 11/01/24)
11/24 at 100.00 AA  (4) 3,073,800
750 University of Connecticut, General Obligation Bonds, Series 2015A,
5.000%, 3/15/31
3/26 at 100.00 AA-   785,100
Total Connecticut 30,086,522
District of Columbia - 2.3%
2,710 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series 2019B,
4.000%, 10/01/44
10/29 at 100.00 A-   2,602,142

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia (continued)
$ 1,500 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009C, 6.500%,
10/01/41, (Pre-refunded 10/01/26) - AGC Insured
10/26 at 100.00 AA  (4) $ 1,667,235
2,000 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital
Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 A-   2,255,500
5,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2023A, 5.250%, 10/01/53, (AMT)
10/32 at 100.00 AA-   5,330,600
1,070 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Green Series 2021A, 4.000%, 7/15/46
7/31 at 100.00 AA   1,056,604
2,500 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Series 2020A, 5.000%, 7/15/45
7/30 at 100.00 AA   2,712,075
Total District of Columbia 15,624,156
Florida - 2.9%
1,040 Broward County, Florida, Airport System Revenue Bonds, Series 2017,
5.000%, 10/01/47, (AMT)
10/27 at 100.00 A+   1,063,255
3,690 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA Passenger
Rail Project, Series 2019A, 6.250%, 1/01/49, (AMT), (Mandatory Put
1/01/24), 144A
7/23 at 101.00 N/R   3,677,343
7,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
7/23 at 103.00 N/R   7,120,120
1,545 Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A, 5.000%,
10/01/47, (AMT)
10/27 at 100.00 A+   1,579,546
1,500 Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional
Health, Series 2015, 5.000%, 11/15/45
11/24 at 100.00 A2   1,505,535
2,000 Miami-Dade County, Florida, General Obligation Bonds, Build Better
Communities Program, Series 2013A, 5.000%, 7/01/30
7/25 at 100.00 AA   2,075,040
Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer Center
Project, Series 2020B:
2,395 4.000%, 7/01/45 7/30 at 100.00 A2   2,221,147
470 5.000%, 7/01/50 7/30 at 100.00 A2   479,320
Total Florida 19,721,306
Georgia - 0.5%
3,665 Brookhaven Development Authority, Georgia, Revenue Bonds,
Children's Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%,
7/01/49
7/29 at 100.00 AA+   3,546,034
Total Georgia 3,546,034
Guam - 1.8%
7,250 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/39
11/25 at 100.00 BB   7,228,467
1,740 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2013, 5.250%, 7/01/25
7/23 at 100.00 A-   1,741,288
1,460 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 A-   1,475,345
1,875 Guam Power Authority, Revenue Bonds, Refunding Series 2022A,
5.000%, 10/01/41
10/32 at 100.00 BBB   1,944,487
Total Guam 12,389,587

Nuveen Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

NXP
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Hawaii - 1.1%
$ 6,895 Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%,
7/01/41, (AMT)
7/25 at 100.00 AA-   $ 6,961,882
645 Hawaii State, Harbor System Revenue Bonds, Series 2020A, 4.000%,
7/01/35, (AMT)
7/30 at 100.00 Aa3   650,095
Total Hawaii 7,611,977
Idaho - 2.5%
5,000 Boise City Water Renewal System, Idaho, Revenue Bonds, Refunding
Series 2022, 5.000%, 9/01/47
9/32 at 100.00 Aa2   5,462,450
10,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2014A, 5.000%, 3/01/44
3/24 at 100.00 A   10,037,900
1,220 Idaho Housing & Finance Association, Idaho, Sales Tax Revenue Bonds,
Transportation Expansion & Congestion Mitigation Fund, Series
2023A, 5.250%, 8/15/48
8/33 at 100.00 Aa1   1,371,987
Total Idaho 16,872,337
Illinois - 9.2%
2,050 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A   2,149,527
1,790 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/30
12/27 at 100.00 BB+   1,843,306
725 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 BB+   759,909
3,900 Chicago Board of Education, Illinois, General Obligation Bonds, Series
1999A, 0.000%, 12/01/28 - FGIC Insured
No Opt. Call Baa2   3,132,363
55 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/28 -
FGIC Insured
No Opt. Call Baa2   44,174
880 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 BBB+   936,769
5,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien
Project, Series 2023A, 5.250%, 1/01/53 - AGM Insured
7/33 at 100.00 AA   5,450,250
1,190 Chicago, Illinois, Water Revenue Bonds, Second Lien Series 2023A,
5.250%, 11/01/53 - AGM Insured
5/33 at 100.00 AA   1,298,659
6,200 Illinois State, General Obligation Bonds, Refunding September Series
2018B, 5.000%, 10/01/23
No Opt. Call A-   6,218,910
2,500 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2021A, 4.000%, 1/01/46
1/32 at 100.00 AA-   2,403,725
1,000 Kendall, Kane, and Will Counties Community Unit School District 308
Oswego,  Illinois, General Obligation Bonds, Series 2008, 0.000%,
2/01/24 - AGM Insured
No Opt. Call A1   979,380
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A:
1,720 0.000%, 12/15/29 - NPFG Insured No Opt. Call A   1,349,925
765 0.000%, 6/15/30 No Opt. Call A   585,531
45 0.000%, 6/15/30, (ETM) No Opt. Call N/R  (4) 36,325
2,500 0.000%, 12/15/30 - NPFG Insured No Opt. Call A   1,877,400
17,195 0.000%, 12/15/31 - NPFG Insured No Opt. Call A   12,378,681
1,350 0.000%, 6/15/35 - NPFG Insured No Opt. Call A   829,021
15,000 0.000%, 12/15/36 - NPFG Insured No Opt. Call A   8,448,900
2,000 0.000%, 6/15/37 - NPFG Insured No Opt. Call A   1,093,180
9,370 0.000%, 6/15/39 - NPFG Insured No Opt. Call A   4,575,652

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 5,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien
Series 2015, 5.000%, 3/01/28
3/25 at 100.00 A   $ 5,094,950
620 University of Illinois, Health Services Facilities System Revenue Bonds,
Series 2013, 6.000%, 10/01/42
10/23 at 100.00 A2   623,999
Total Illinois 62,110,536
Indiana - 1.3%
1,600 Indiana Bond Bank, Special Program Bonds, Carmel Junior Waterworks
Project, Series 2008B, 0.000%, 6/01/30 - AGM Insured
No Opt. Call AA   1,256,720
2,040 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Refunding 2015A, 5.000%, 12/01/40
6/25 at 100.00 AA   2,086,879
5,060 Indiana Finance Authority, Hospital Revenue Bonds, Marion General
Hospital Project, Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 A   4,851,225
1,000 Zionsville Community Schools Building Corporation, Boone County,
Indiana, First Mortgage Bonds, Series 2005Z, 0.000%, 7/15/28 - AGM
Insured
No Opt. Call AA   846,650
Total Indiana 9,041,474
Iowa - 0.2%
1,165 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
5.000%, 12/01/50, (Mandatory Put 12/01/42)
12/29 at 103.00 BBB-   1,193,939
Total Iowa 1,193,939
Kentucky - 0.1%
805 Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation
First Tier Series 2013C, 0.000%, 7/01/43 (5)
7/31 at 100.00 Baa2   923,134
Total Kentucky 923,134
Louisiana - 0.3%
1,870 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax
Revenue Bonds, Series 2017B, 5.000%, 12/01/42 - AGM Insured
12/27 at 100.00 AA   1,947,268
Total Louisiana 1,947,268
Massachusetts - 4.7%
Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Series 2016BB-1:
10,000 4.000%, 10/01/46 10/26 at 100.00 AA-   9,893,700
2,230 5.000%, 10/01/46 10/26 at 100.00 AA-   2,301,851
3,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2, 5.000%, 7/01/43
7/28 at 100.00 A   3,112,410
6,500 Massachusetts Development Finance Agency, Revenue Bonds, Dana-
Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46
12/26 at 100.00 A1   6,652,945
4,600 Massachusetts Development Finance Agency, Revenue Bonds, Olin
College, Series 2013E, 5.000%, 11/01/43
11/23 at 100.00 A   4,611,868
600 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017L, 3.625%,
7/01/37
7/27 at 100.00 A-   533,946
2,415 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2017A, 5.000%,
6/01/47
6/27 at 100.00 AAA   2,529,543
1,000 Newburyport, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan, Refunding Series 2013, 4.000%, 1/15/30
7/23 at 100.00 AAA   1,000,570

Nuveen Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

NXP
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Series 2014-1:
$ 255 5.000%, 11/01/39, (Pre-refunded 11/01/24) 2020 11/24 at 100.00 N/R  (4) $ 261,105
480 5.000%, 11/01/39 11/24 at 100.00 AA   486,797
210 5.000%, 11/01/39, (Pre-refunded 11/01/24) 11/24 at 100.00 N/R  (4) 215,027
220 5.000%, 11/01/39, (Pre-refunded 11/01/24) 11/24 at 100.00 N/R  (4) 225,267
Total Massachusetts 31,825,029
Michigan - 0.7%
385 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2015-I, 5.000%, 4/15/38
10/25 at 100.00 Aa2   397,378
4,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2016-I, 5.000%, 4/15/35
10/26 at 100.00 Aa2   4,249,920
Total Michigan 4,647,298
Missouri - 2.8%
5,000 Jackson County, Missouri, Special Obligation Bonds, Series 2023A,
5.250%, 12/01/47
12/33 at 100.00 AA-   5,450,150
7,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B, 5.000%, 3/01/54, (AMT)
3/29 at 100.00 A2   7,141,120
5,000 Kansas City Municipal Assistance Corporation, Missouri, Leasehold
Revenue Bonds, Improvement Series 2004B-1, 0.000%, 4/15/30 -
AMBAC Insured
No Opt. Call AA-   3,973,350
2,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/38
11/23 at 100.00 A2   2,001,460
Total Missouri 18,566,080
Nebraska - 1.0%
Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding Series
2015:
545 4.125%, 11/01/36 11/25 at 100.00 A   547,191
2,700 5.000%, 11/01/45 11/25 at 100.00 A   2,729,160
Madison County Hospital Authority 1, Nebraska, Hospital Revenue
Bonds, Faith Regional Health Services Project, Series 2018:
250 5.000%, 7/01/26 7/25 at 100.00 BBB   254,582
305 5.000%, 7/01/27 7/25 at 100.00 BBB   311,228
500 Platte County School District 001, Columbus Public Schools, Nebraska,
General Obligation Bonds, School Building Series 2014, 5.000%,
12/15/39, (Pre-refunded 6/15/24)
6/24 at 100.00 Aa3  (4) 508,215
2,000 University of Nebraska Facilities Corporation, Nebraska, Facilities
Program Bonds, Green Series 2021B, 5.000%, 7/15/51
7/31 at 100.00 Aa1   2,167,400
Total Nebraska 6,517,776
Nevada - 0.7%
1,710 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional
Healthcare Project, Series 2017A, 5.000%, 9/01/37
9/27 at 100.00 A-   1,746,765
3,000 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Series 2015, 5.000%, 6/01/34
12/24 at 100.00 Aa1   3,071,130
Total Nevada 4,817,895

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Hampshire - 0.3%
$ 2,250 New Hampshire Business Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2003,
3.125%, 8/01/24, (AMT)
No Opt. Call A-   $ 2,229,480
Total New Hampshire 2,229,480
New Jersey - 5.8%
3,495 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds,  Series 2013, 5.000%, 1/01/37
1/24 at 100.00 A+   3,518,102
940 New Jersey Economic Development Authority, Private Activity Bonds,
The Goethals Bridge Replacement Project, Series 2013, 5.125%,
1/01/39 - AGM Insured, (AMT)
1/24 at 100.00 AA   943,910
3,230 New Jersey Economic Development Authority, Revenue Bonds, New
Jersey Transit Corporation Projects Sublease, Refunding Series
2017B, 5.000%, 11/01/23
No Opt. Call A3   3,245,795
2,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31,
(Pre-refunded 12/15/26)
12/26 at 100.00 A2  (4) 2,176,280
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
University Hospital Issue, Refunding Series 2015A:
305 5.000%, 7/01/28 - AGM Insured 7/25 at 100.00 AA   312,823
260 5.000%, 7/01/29 - AGM Insured 7/25 at 100.00 AA   266,763
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C:
4,900 0.000%, 12/15/28 - AMBAC Insured No Opt. Call A2   4,066,559
35,000 0.000%, 12/15/34 - AGM Insured No Opt. Call AA   22,644,650
2,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.250%, 6/15/29
6/25 at 100.00 A3   2,067,300
Total New Jersey 39,242,182
New Mexico - 0.9%
1,000 Albuquerque, New Mexico, Refuse Removal and Disposal Revenue
Bonds, Series 2020, 4.000%, 7/01/43
7/30 at 100.00 AA   1,001,140
1,000 Farmington Municipal School District 5, San Juan County, New Mexico,
General Obligation Bonds, School Building Series 2015, 5.000%,
9/01/28
9/25 at 100.00 Aa3   1,036,360
3,000 New Mexico Mortgage Finance Authority, Multifamily Housing Revenue
Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42, (AMT)
7/23 at 100.00 N/R   3,006,660
1,035 University of New Mexico, Revenue Bonds, Refunding & Improvement
Subordinate Lien Series 2016A, 4.500%, 6/01/36
6/26 at 100.00 AA-   1,054,644
Total New Mexico 6,098,804
New York - 2.5%
2,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2019A-1,
5.000%, 11/15/48, (Mandatory Put 11/15/24)
No Opt. Call A3   2,021,440
1,260 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2015 Series HH, 5.000%, 6/15/37
6/25 at 100.00 AA+   1,296,540
10,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020A, 4.000%,
3/15/45
9/30 at 100.00 Aa1   9,868,400
2,500 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Thirty-Four Series 2022, 5.250%, 8/01/47, (AMT)
8/32 at 100.00 AA-   2,687,650

Nuveen Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

NXP
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 1,000 TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal
2017 Series B, 5.000%, 6/01/24
No Opt. Call B-   $ 1,010,630
Total New York 16,884,660
Ohio - 0.2%
1,005 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   942,640
250 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29
No Opt. Call BBB-   227,207
3,000 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2005B, 4.000%, 1/01/34 (6)
No Opt. Call N/R   30
Total Ohio 1,169,877
Oklahoma - 0.2%
1,230 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/38
8/28 at 100.00 BB-   1,153,408
Total Oklahoma 1,153,408
Oregon - 3.2%
1,505 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Convertible Deferred Interest
Series 2017D, 5.000%, 6/15/36
6/27 at 100.00 AA+   1,600,733
60 Clackamas Community College District, Oregon, General Obligation
Bonds, Deferred Interest Series 2017A, 5.000%, 6/15/40
6/27 at 100.00 Aa1   63,180
Clackamas County Hospital Facility Authority, Oregon, Senior Living
Revenue Bonds, Willamette View Project, Series 2017A:
515 4.000%, 11/15/23 No Opt. Call N/R   514,073
500 5.000%, 11/15/52 11/25 at 102.00 N/R   443,865
2,130 Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds,
Asante Health System, Refunding Series 2020A, 5.000%, 8/15/50
8/30 at 100.00 A+   2,214,582
3,000 Oregon Facilities Authority, Revenue Bonds, Reed College, Series
2017A, 4.000%, 7/01/41, (Pre-refunded 7/01/27)
7/27 at 100.00 Aa2  (4) 3,132,390
2,000 Oregon Facilities Authority, Revenue Bonds, Willamette University,
Refunding Series 2016B, 5.000%, 10/01/40
10/26 at 100.00 BBB   2,029,840
5,000 Oregon Health and Science University, Revenue Bonds, Green Series
2021A, 4.000%, 7/01/44
1/32 at 100.00 AA-   5,017,400
2,500 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Refunding Series 2016A, 5.000%, 5/15/46
5/26 at 100.00 AA-   2,548,575
750 Washington and Clackamas Counties School District 23J Tigard-
Tualatin, Oregon, General Obligation Bonds, Series 2017, 5.000%,
6/15/30
6/27 at 100.00 AA+   810,690
Yamhill County, Oregon, Revenue Bonds, George Fox University Project,
Refunding Series 2021:
1,500 4.000%, 12/01/36 12/31 at 100.00 A-   1,503,120
1,875 4.000%, 12/01/41 12/31 at 100.00 A-   1,807,575
Total Oregon 21,686,023
Pennsylvania - 0.9%
1,500 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy Generation
Project, Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 BBB-   1,101,885

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 5,000 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
State System of Higher Education, Series 2016AT-1, 5.000%, 6/15/31
6/26 at 100.00 Aa3   $ 5,228,400
Total Pennsylvania 6,330,285
Puerto Rico - 2.7%
2,087 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 N/R   2,034,930
56 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022B, 0.000%, 7/01/32
No Opt. Call N/R   36,079
97 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022C, 5.000%, 7/01/53
1/33 at 100.00 N/R   59,310
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
21,600 0.000%, 7/01/46 7/28 at 41.38 N/R   6,094,872
2,550 4.750%, 7/01/53 7/28 at 100.00 N/R   2,436,219
3,560 5.000%, 7/01/58 7/28 at 100.00 N/R   3,479,402
4,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 N/R   3,814,120
555 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022, 0.000%,
11/01/51
No Opt. Call N/R   282,301
Total Puerto Rico 18,237,233
South Carolina - 0.2%
1,270 South Carolina Transportation Infrastructure Bank, Revenue Bonds,
Refunding Series 2015A, 2.900%, 10/01/25
10/24 at 100.00 Aa3   1,252,791
Total South Carolina 1,252,791
South Dakota - 0.2%
1,000 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Sanford Health, Series 2015, 5.000%, 11/01/35
11/25 at 100.00 AA-   1,032,400
Total South Dakota 1,032,400
Tennessee - 0.8%
5,000 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/49, (AMT)
7/30 at 100.00 A2   5,173,750
Total Tennessee 5,173,750
Texas - 6.5%
4,675 Alamo Regional Mobility Authority, Texas, Vehicle Registration Fee
Revenue Bonds, Senior Lien Series 2016, 5.000%, 6/15/46, (Pre-
refunded 6/15/25)
6/25 at 100.00 AA+  (4) 4,842,459
Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A:
110 5.000%, 1/01/33, (Pre-refunded 7/01/25) 7/25 at 100.00 A  (4) 114,041
85 5.000%, 1/01/34, (Pre-refunded 7/01/25) 7/25 at 100.00 A  (4) 88,123
240 5.000%, 1/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 A  (4) 248,818
10,765 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, First Tier Series 2013A, 5.500%, 4/01/53, (Pre-refunded
10/01/23)
10/23 at 100.00 N/R  (4) 10,822,808
1,160 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015,
5.000%, 12/01/45
6/25 at 100.00 AA   1,178,862
2,500 Harris County Flood Control District, Texas, Contract Tax Bonds,
Refunding Series 2017A, 4.000%, 10/01/35
10/27 at 100.00 AAA   2,563,475

Nuveen Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

NXP
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior
Lien Series 2001H:
$ 520 0.000%, 11/15/24 - NPFG Insured No Opt. Call Baa2   $ 492,242
110 0.000%, 11/15/24 - NPFG Insured, (ETM) No Opt. Call Baa2  (4) 104,585
2,935 0.000%, 11/15/30 - NPFG Insured No Opt. Call Baa2   2,179,384
480 0.000%, 11/15/30 - NPFG Insured, (ETM) No Opt. Call Baa2  (4) 374,640
1,405 0.000%, 11/15/32 - NPFG Insured 11/31 at 94.05 Baa2   928,480
2,510 0.000%, 11/15/36 - NPFG Insured 11/31 at 73.51 Baa2   1,252,766
12,480 0.000%, 11/15/41 - NPFG Insured 11/31 at 53.78 Baa2   4,396,455
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third
Lien Series 2004A-3:
2,235 0.000%, 11/15/32 - NPFG Insured 11/24 at 62.71 Baa2   1,318,292
4,230 0.000%, 11/15/35 - NPFG Insured 11/24 at 52.47 Baa2   2,079,891
Harris County-Houston Sports Authority, Texas, Special Revenue Bonds,
Refunding Senior Lien Series 2001A:
3,045 0.000%, 11/15/34 - NPFG Insured 11/30 at 78.27 AA   1,774,078
8,110 0.000%, 11/15/38 - NPFG Insured 11/30 at 61.17 AA   3,565,561
575 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B, 0.000%,
9/01/24 - AMBAC Insured
No Opt. Call A   549,689
430 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31,
(AMT), 144A
7/23 at 104.00 BB-   419,469
North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Capital Appreciation Series 2008I:
290 6.200%, 1/01/42, (Pre-refunded 1/01/25) - AGC Insured 1/25 at 100.00 AA  (4) 302,795
2,000 6.500%, 1/01/43, (Pre-refunded 1/01/25) 1/25 at 100.00 AA-  (4) 2,093,920
200 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series
2016A, 4.000%, 11/15/42
5/26 at 100.00 AA-   192,992
2,410 Texas Turnpike Authority, Central Texas Turnpike System Revenue
Bonds, First Tier Series 2002A, 0.000%, 8/15/25 - AMBAC Insured
No Opt. Call A+   2,236,817
Total Texas 44,120,642
Virgin Islands - 0.2%
1,645 Matching Fund Special Purpose Securitization Corporation, Virgin
Islands, Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R   1,627,333
Total Virgin Islands 1,627,333
Virginia - 0.6%
3,500 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Capital Appreciation Series 2012B, 0.000%, 7/15/32 (5)
7/28 at 100.00 A-   3,670,765
Total Virginia 3,670,765
Washington - 5.3%
5,985 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2019, 5.000%, 4/01/44, (AMT)
4/29 at 100.00 AA-   6,199,682
860 Snohomish County School District 306 Lakewood, Washington, General
Obligation Bonds, Series 2014, 5.000%, 12/01/28
6/24 at 100.00 Aaa   873,777
4,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A, 5.000%,
10/01/32
7/23 at 100.00 A   4,001,000
5,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D, 5.000%, 10/01/38
10/24 at 100.00 A   5,005,750

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 8,390 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Series2021B. Exchange Purchase,
4.000%, 7/01/58
7/31 at 100.00 Baa1   $ 7,132,255
5,710 Washington State, General Obligation Bonds, Various Purpose Series
2015B, 5.000%, 2/01/37
2/25 at 100.00 Aaa   5,850,523
2,060 Washington State, General Obligation Bonds, Various Purpose Series
2016A-1, 5.000%, 8/01/39
8/25 at 100.00 Aaa   2,117,886
2,535 Washington State, General Obligation Bonds, Various Purpose Series
2017A, 5.000%, 8/01/38
8/26 at 100.00 Aaa   2,650,774
2,115 Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,
Series 2003F, 0.000%, 12/01/27 - NPFG Insured
No Opt. Call Aaa   1,835,101
Total Washington 35,666,748
Wisconsin - 1.1%
3,290 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/39
7/23 at 100.00 A3   3,289,737
3,855 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Medical College of Wisconsin, Inc., Series 2016,
5.000%, 12/01/41
11/26 at 100.00 AA-   3,993,703
Total Wisconsin 7,283,440
Total Municipal Bonds
(cost $630,355,327) 665,435,009
Shares Description (1) Value
X 7,461,662 COMMON STOCKS - 1 .1%
X 7,461,662
Independent Power and Renewable Electricity Producers - 1.1%
96,774 Energy Harbor Corp (7),(8) $ 7,461,662
Total Independent Power and Renewable Electricity Producers 7,461,662
Total Common Stocks
(cost $2,699,742) 7,461,662
Total Long-Term Investments
(cost $633,055,069) 672,896,671
Borrowings - (0.4)% (9) (2,627,192)
Other Assets & Liabilities, Net -  0.8% 5,630,879
Net Assets Applicable to Common Shares - 100% $ 675,900,358

Nuveen Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

NXP
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 665,435,009 $ – $ 665,435,009
Common Stocks – 7,461,662 – 7,461,662
Total
$ – $ 672,896,671 $ – $ 672,896,671
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlement during February 2020 for Ohio Water Development
Authority, Pollution Control Revenue Refunding Bonds,FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 0.000%, 1/01/34.
Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(8) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(9) Borrowings as a percentage of Total Investments is 0.4%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity